Time Deposits Time Deposits - Schedule of Maturities (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Amount
Maturities in year one		$ 1,438,565	$ 1,357,668
Maturities in year two		361,255	331,515
Maturities in year three		168,850	194,175
Maturities in year four		135,265	103,781
Maturities in year five			106,550
2023 and thereafter		283,196	152,745
Total	$ 2,359,132	$ 2,387,131	$ 2,246,434
%
Maturities in year one		60.26%	60.44%
Maturities in year two		15.13%	14.76%
Maturities in year three		7.07%	8.64%
Maturities in year four		5.67%	4.62%
Maturities in year five		11.87%	4.74%
2023 and thereafter			6.80%
Total		100.00%	100.00%